Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,636,000,000		SFr 1,629,000,000	SFr 2,372,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	SFr 250,000	$ 250,000
Moratorium period on early retirement, determined from grant date (in years)	2 years	2 years
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation				2,000,000
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				39,000,000
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 440,000,000		335,000,000	414,000,000
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	7,000,000		13,000,000	34,000,000
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation			5,000,000	22,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	280,000,000		235,000,000	430,000,000
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	14,000,000		13,000,000	16,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 348,000,000		SFr 370,000,000	SFr 563,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	42.0	42.0	42.1	44.4
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 529,000,000		SFr 628,000,000	SFr 852,000,000
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	18,000,000		30,000,000
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation	1,593,000,000		1,620,000,000	2,353,000,000
Bank | 2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation				2,000,000
Bank | Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				39,000,000
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	417,000,000		331,000,000	398,000,000
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	7,000,000		13,000,000	34,000,000
Bank | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation			5,000,000	22,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	277,000,000		234,000,000	430,000,000
Bank | Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	14,000,000		13,000,000	16,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 342,000,000		SFr 370,000,000	SFr 562,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	41.2	41.2	41.5	43.8
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 519,000,000		SFr 624,000,000	SFr 850,000,000
Bank | Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 17,000,000		SFr 30,000,000